INSTITUTIONAL MONEY MARKET FUNDS

                              SEMI-ANNUAL REPORT

                              FOR THE SIX MONTHS ENDED DECEMBER 31, 1999



                                        [LOGO] ONE GROUP MUTUAL FUNDS



                             ONE GROUP(R) INSTITUTIONAL PRIME MONEY MARKET FUND

                             ONE GROUP(R) TREASURY ONLY MONEY MARKET FUND

                             ONE GROUP(R) GOVERNMENT MONEY MARKET FUND

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             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
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Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

Portfolio Performance Review.................................................  3
Schedules of Portfolio Investments...........................................  4
Statements of Assets and Liabilities......................................... 10
Statements of Operations..................................................... 11
Statements of Changes in Net Assets.......................................... 12
Financial Highlights......................................................... 13
Notes to Financial Statements................................................ 16



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                                         2
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Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 1999

ECONOMIC OUTLOOK
1999 was yet another year in which the U.S. economy demonstrated its remarkable resiliency. The economy turned in another year of strong growth and low inflation despite a major currency devaluation in Latin America and higher interest rates in the U.S.

Despite low inflation, the Federal Reserve became more restrictive in 1999, with three hikes in the federal funds rate. The central bank was concerned that labor markets might be too tight, which could lead to the emergence of wage pressures and eventually higher overall inflation.

Looking ahead to 2000, we see another good year for the U.S. economy. Because we are still experiencing strong job growth, low inflation and high levels of consumer confidence, it's a good bet that consumer spending will continue to fuel healthy overall economic growth. Our forecast is that the economy will expand by 3.6 percent in 2000 and that the current expansion (which began in April 1991) will easily last until February, at which point it will become the longest expansion in U.S. history.

We also are looking for inflation to remain low. We do expect the inflation rate to gradually accelerate as wages begin to move higher, but we are not looking for any dramatic spikes in inflation anytime in the near future. Still, as long as labor markets remain this tight, the Federal Reserve is likely to remain on alert. Until there is a significant and sustained loosening in the labor market, the central bank will continue to be concerned about rising wages putting upward pressure on the overall inflation rate. Because we expect that the unemployment rate will stay close to its current low level throughout the year, and because we are anticipating a slightly higher inflation rate, our forecast calls for higher interest rates in 2000. On the whole, however, the outlook is very positive. With strong growth and low inflation, the U.S. economy appears headed for another solid year.

/s/ Anthony Chan
Anthony Chan, Ph.D.
Managing Director and Chief Economist
Banc One Investment Advisors

--------------------------------------------------------------------------------
One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER (74.3%):
Asset Backed (50.7%):
$ 70,000    Ace Overseas Corp., 5.95%,
              3/10/00..........................  $   69,202
  15,000    Amsterdam Funding Corp., 6.05%,
              1/6/00...........................      14,987
  50,000    Amsterdam Funding Corp., 6.33%,
              1/6/00...........................      49,956
  10,000    Amsterdam Funding Corp., 6.30%,
              1/11/00..........................       9,983
  50,000    Amsterdam Funding Corp., 6.55%,
              1/18/00..........................      49,845
  50,000    Aquinas Funding L.L.C., 6.28%,
              1/14/00..........................      49,887
  20,500    Atlantis One Funding Corp., 5.77%,
              3/2/00...........................      20,300
  27,000    Atlantis One Funding Corp., 5.80%,
              3/13/00..........................      26,687
  36,312    Bavaria T.R.R. Corp., 6.35%,
              1/11/00..........................      36,248
  25,000    Citibank Credit Card Master Trust
              (Dakota), 6.90%, 1/5/00..........      24,981
  20,000    Citibank Credit Card Master Trust
              (Dakota), 6.60%, 1/7/00..........      19,978
  25,000    Citibank Credit Card Master Trust
              (Dakota), 5.89%, 1/24/00.........      24,906
  50,000    Citibank Credit Card Master Trust
              (Dakota), 5.99%, 2/22/00.........      49,567
  75,000    Clipper Receivables Corp., 5.00%,
              1/4/00...........................      74,968
  27,843    Concord Minutemen Capital Co.,
              L.L.C., 5.92%, 1/21/00...........      27,751
   1,000    Dorada Finance, Inc., 5.44%,
              1/20/00..........................         997
   1,000    Dorada Finance, Inc., 5.43%,
              1/21/00..........................         997
  16,783    Enterprise Funding Corp., 5.95%,
              1/19/00..........................      16,733
  10,107    Enterprise Funding Corp., 6.00%,
              2/1/00...........................      10,055
  33,517    Greenwich Funding Corp., 5.39%,
              1/12/00..........................      33,462
  15,000    Greenwich Funding Corp., 5.97%,
              1/13/00..........................      14,970
  32,678    Greenwich Funding Corp., 5.81%,
              2/1/00...........................      32,515
  21,649    Intrepid Funding Master Trust,
              6.06%, 2/4/00....................      21,525
  45,000    K2 (USA) L.L.C., 6.60%, 2/15/00*...      45,000
  13,466    Kitty Hawk Funding Corp., 6.04%,
              2/1/00...........................      13,396
  18,034    Kitty Hawk Funding Corp., 5.44%,
              2/15/00..........................      17,911
  10,000    Links Finance L.L.C., 6.00%,
              1/7/00...........................       9,990
   4,000    Links Finance L.L.C., 6.13%,
              1/18/00..........................       3,988

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$ 25,000    Links Finance L.L.C., 5.98%,
              2/24/00..........................  $   24,776
  16,918    Old Line Funding Corp., 6.33%,
              1/11/00..........................      16,888
  30,680    Old Line Funding Corp., 6.23%,
              1/20/00..........................      30,579
   3,000    Old Line Funding Corp., 5.80%,
              1/28/00..........................       2,987
   8,000    Park Avenue Receivables Corp.,
              6.63%, 2/2/00*...................       8,000
  19,702    Repeat Offering Securitisation
              Entity, Inc., 6.07%, 1/20/00.....      19,639
  55,000    Sceptre International, Inc., 5.98%,
              1/18/00..........................      54,845
  13,000    Sceptre International, Inc., 6.01%,
              2/10/00..........................      12,913
  46,800    Sheffield Receivables Corp., 7.15%,
              1/13/00..........................      46,688
  25,000    Sheffield Receivables Corp., 5.95%,
              1/20/00..........................      24,921
  21,100    Sheffield Receivables Corp., 6.02%,
              1/26/00..........................      21,012
  20,900    Sheffield Receivables Corp., 6.02%,
              2/25/00..........................      20,708
  25,000    Special Purpose Accounts Receivable
              Cooperative Corp., 6.10%,
              2/9/00...........................      24,835
   7,500    Special Purpose Accounts Receivable
              Cooperative Corp., 6.62%,
              2/11/00*.........................       7,500
  61,384    Special Purpose Accounts Receivable
              Cooperative Corp., 6.10%,
              2/28/00..........................      60,781
  50,000    Variable Funding Capital Corp.,
              7.00%, 1/4/00....................      49,971
  45,000    Variable Funding Capital Corp.,
              5.82%, 1/19/00...................      44,869
  20,000    Windmill Funding Corp., 5.45%,
              1/5/00...........................      19,988
  25,000    Windmill Funding Corp., 5.41%,
              1/7/00...........................      24,977
   2,000    Windmill Funding Corp., 5.42%,
              1/14/00..........................       1,996
  17,509    Windmill Funding Corp., 6.00%,
              2/4/00...........................      17,410
                                                 ----------
                                                  1,307,068
                                                 ----------
Automotive (0.4%):
  10,000    American Honda Finance Corp., Inc.,
              5.95%, 1/12/00...................       9,982
                                                 ----------
Banking (10.4%):
  15,000    AB Spintab, 6.00%, 2/7/00..........      14,908
  75,000    AB Spintab, 5.93%, 3/8/00..........      74,172
  20,000    BHF Finance, Inc., 6.00%, 2/3/00...      19,890
  25,000    Den Danske Corp., 6.20%, 1/10/00...      24,961

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Banking, continued:
$ 35,300    Galicia Buenos Aires Funding Corp.,
              5.40%, 3/28/00...................  $   34,839
 100,000    UBS Finance, Inc., 4.25%, 1/3/00...      99,977
                                                 ----------
                                                    268,747
                                                 ----------
Brokerage Services (5.8%):
  50,000    Goldman Sachs L.P., 6.55%,
              1/14/00..........................      49,882
  50,000    Goldman Sachs L.P., 6.55%,
              1/18/00..........................      49,845
  50,000    Morgan Stanley Dean Witter & Co.,
              6.55%, 1/31/00...................      49,727
                                                 ----------
                                                    149,454
                                                 ----------
Mortgage Bankers & Correspondents (2.3%):
  10,000    Homeside Lending, Inc., 5.97%,
              1/31/00..........................       9,950
  50,000    Homeside Lending, Inc., 6.00%,
              2/1/00...........................      49,742
                                                 ----------
                                                     59,692
                                                 ----------
Office Equipment & Services (0.5%):
  13,855    Xerox Capital De Mexico S.A. de CV,
              6.00%, 1/28/00...................      13,793
                                                 ----------
Oil & Gas Utility (2.2%):
  57,500    Petrobras Brasileiro S.A., 6.30%,
              2/11/00..........................      57,087
                                                 ----------
Pharmaceuticals (0.3%):
   7,150    Akzo Nobel, Inc., 6.00%, 1/18/00...       7,130
                                                 ----------
Transportation & Shipping (1.7%):
  44,500    Dixie Overseas Limited, 5.90%,
              2/18/00..........................      44,150
                                                 ----------
  Total Commercial Paper                          1,917,103
                                                 ----------
CORPORATE NOTES (5.1%):
Asset Backed (5.0%):
   2,500    Racers Series 1998-MM-7-1, 5.53%,
              8/11/00*.........................       2,500
  28,000    Racers Series 1999-25-MM-MBS,
              6.64%, 9/6/00*...................      28,000
   5,500    Racers Series 1999-26-MM-CCABS,
              6.60%, 7/17/00*..................       5,500
  18,000    Racers Series 1999-35-MM-MBS,
              6.63%, 12/15/00*.................      18,000
  15,000    Strategic Money Market Trust,
              6.38%, 9/13/00*..................      15,000
  60,000    Strategic Money Market Trust,
              Series 1999-A, 6.30%, 9/13/00*...      60,000
                                                 ----------
                                                    129,000
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CORPORATE NOTES, CONTINUED:
Banking (0.1%):
$  2,000    BankAmerica Corp., 9.70%,
              8/1/00*..........................  $    2,041
                                                 ----------
  Total Corporate Notes                             131,041
                                                 ----------
MASTER NOTES (1.5%):
Automotive (1.5%):
  40,000    Paccar Leasing Corp., 6.63%,
              8/4/00*..........................      40,000
                                                 ----------
  Total Master Notes                                 40,000
                                                 ----------
MEDIUM TERM/SENIOR NOTES (4.1%):
Asset Backed (2.0%):
  14,500    Beta Finance, Inc., 5.75%,
              7/24/00..........................      14,500
   1,000    CC U.S.A., Inc., 6.00%, 8/7/00.....       1,000
   1,000    CC U.S.A., Inc., 6.06%, 8/16/00....       1,000
   2,000    CC U.S.A., Inc., 6.10%, 9/7/00.....       2,000
  20,000    Dorada Finance, Inc., 6.16%,
              10/16/00.........................      20,000
  10,000    Sigma Finance Corp., Inc., 5.17%,
              4/12/00..........................      10,000
   2,500    Sigma Finance Corp., Inc., 6.11%,
              9/13/00..........................       2,500
                                                 ----------
                                                     51,000
                                                 ----------
Automotive (0.1%):
   1,500    General Motors Acceptance Corp.,
              5.75%, 1/5/00....................       1,500
                                                 ----------
Brokerage Services (0.1%):
   2,500    Bear Stearns Co., Inc., 6.65%,
              6/16/00*.........................       2,500
   1,000    Bear Stearns Co., Inc., 6.75%,
              8/15/00..........................       1,004
                                                 ----------
                                                      3,504
                                                 ----------
Financial Services (1.9%):
   8,085    AT&T Capital Corp., 7.50%,
              11/15/00.........................       8,175
  15,000    AT&T Capital Corp., 6.75%,
              12/1/00..........................      15,059
  26,800    AT&T Capital Corp., 6.88%,
              1/16/01..........................      26,897
                                                 ----------
                                                     50,131
                                                 ----------
  Total Medium Term/Senior Notes                    106,135
                                                 ----------
FUNDING AGREEMENTS (4.6%):
Insurance (4.6%):
  25,000    AllState Life Insurance, 5.72%,
              8/1/00*..........................      25,000
  45,000    Monumental Life Insurance Co.,
              6.70%, 6/2/00*...................      45,000
  50,000    Travelers Insurance Co., 6.21%,
              12/13/00*........................      50,000
                                                 ----------
  Total Funding Agreements                          120,000
                                                 ----------
CERTIFICATES OF DEPOSIT (0.8%):
Banking (0.8%):
   7,000    Allfirst Bank, 6.25%, 9/29/00*.....       6,992
  14,000    Michigan National Bank, 5.13%,
              5/3/00...........................      13,998
                                                 ----------
  Total Certificates of Deposit                      20,990
                                                 ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
YANKEE & EURODOLLAR (2.8%):
Banking (2.8%):
$ 10,000    Bayerische Hypo-Und Vereinsbank AG,
              5.11%, 4/10/00...................  $    9,999
  10,000    Canadian Imperial Bank, 5.01%,
              2/7/00...........................      10,000
   4,000    Credit Suisse First Boston, 5.56%,
              1/18/00..........................       4,000
  10,000    Rabobank Nederland, 4.99%,
              2/7/00...........................      10,000
  10,000    Toronto Dominion Bank, 5.00%,
              2/4/00...........................      10,000
  14,000    Union Bank of Switzerland, 6.21%,
              12/8/00..........................      13,990
  15,000    Union Bank of Switzerland, 6.22%,
              12/11/00.........................      14,990
                                                 ----------
  Total Yankee & Eurodollar                          72,979
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS (6.9%):
$177,032    Westdeutsche Landesbank GZ QAY,
              3.35%, 1/3/00, (Collateralized by
              $180,763 various U.S. Government
              Securities, 5.38%-7.01%, 7/31/00-
              12/1/25, market value
              $182,123)........................  $  177,032
                                                 ----------
  Total Repurchase Agreements                       177,032
                                                 ----------
Total (Amortized Cost $2,585,280)(a)             $2,585,280
                                                 ==========

------------

Percentages indicated are based on net assets of $2,582,116.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Treasury Only Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (100.4%):
U.S. Treasury Bills (99.5%):
$ 21,213    1/6/00.............................  $   21,199
 195,800    1/13/00............................     195,460
 124,454    1/20/00............................     124,116
  34,691    1/27/00............................      34,565
  50,000    2/3/00.............................      49,768
   1,112    2/10/00............................       1,106
  30,437    2/24/00............................      30,203
 397,000    3/2/00.............................     393,572
  18,253    3/9/00.............................      18,071
  76,791    3/16/00............................      75,999

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bills, continued:
$125,000    3/23/00............................  $  123,485
   1,681    4/27/00............................       1,656
  18,942    6/29/00............................      18,430
                                                 ----------
                                                  1,087,630
                                                 ----------
U.S. Treasury Notes (0.9%):
  10,000    5.88%, 2/15/00.....................      10,014
                                                 ----------
  Total U.S. Treasury Obligations                 1,097,644
                                                 ----------
Total (Amortized Cost $1,097,644)(a)             $1,097,644
                                                 ==========

------------

Percentages indicated are based on net assets of $1,093,421.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (61.4%):
Federal Farm Credit Bank (2.5%):
$ 78,700    5.56%, 1/18/00.....................  $   78,700
                                                 ----------
Federal Home Loan Bank (22.4%):
  75,000    4.95%, 1/26/00.....................      75,001
  50,000    4.95%, 2/17/00.....................      49,998
  60,000    5.44%, 2/18/00.....................      59,565
  55,000    4.95%, 2/22/00.....................      54,996
  47,545    5.00%, 2/24/00.....................      47,538
  60,000    5.10%, 3/3/00......................      59,996
  10,000    5.06%, 3/3/00......................       9,999
  30,000    5.72%, 4/14/00.....................      30,056
  60,000    5.01%, 4/20/00.....................      60,000
  60,000    4.72%, 4/24/00.....................      59,103
  30,000    5.02%, 5/12/00.....................      29,977
  19,164    5.93%, 5/19/00.....................      18,750
  35,000    5.20%, 5/26/00.....................      34,996
  25,000    5.42%, 6/14/00.....................      24,988
  20,000    5.54%, 7/12/00.....................      19,999
  24,696    5.49%, 8/3/00......................      23,886
  50,000    5.15%, 10/18/00....................      50,000
                                                 ----------
                                                    708,848
                                                 ----------
Federal Home Loan Mortgage Corp. (6.4%):
  12,631    5.18%, 1/21/00.....................      12,595
  67,424    5.18%, 1/27/00.....................      67,168
  60,000    5.94%, 3/30/00.....................      59,165
  30,000    5.18%, 6/13/00.....................      29,292
  15,000    5.28%, 6/30/00.....................      14,602
  20,000    5.64%, 7/5/00......................      19,458
                                                 ----------
                                                    202,280
                                                 ----------
Federal National Mortgage Assoc. (12.3%):
  50,000    5.75%, 1/26/00.....................      49,811
  60,000    4.69%, 4/3/00......................      59,273
 100,000    5.60%, 4/6/00......................      98,507
  80,000    4.78%, 5/5/00......................      78,535
  50,000    5.94%, 5/25/00.....................      48,872
  30,000    5.89%, 11/24/00....................      29,977
  25,000    6.20%, 12/27/00....................      24,974
                                                 ----------
                                                    389,949
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Student Loan Marketing Assoc. (17.8%):
$225,000    6.03%, 2/15/00*....................  $  224,984
 240,000    6.03%, 8/3/00*.....................     239,929
 100,000    6.08%, 11/9/00*....................      99,983
                                                 ----------
                                                    564,896
                                                 ----------
  Total U.S. Government Agency Securities         1,944,673
                                                 ----------
U.S. TREASURY OBLIGATIONS (3.9%):
U.S. Treasury Bills (3.9%):
  50,000    1/6/00.............................      49,967
  25,000    1/13/00............................      24,959
  50,000    1/20/00............................      49,869
                                                 ----------
  Total U.S. Treasury Obligations                   124,795
                                                 ----------
REPURCHASE AGREEMENTS (34.3%):
 150,000    Deutsche Morgan Grenfell, 3.50%,
              1/3/00, (Collateralized by
              $153,664 various U.S. Government
              Securities, 6.00%, 2/1/29-9/1/29,
              market value $154,500)...........     150,000
 150,000    Donaldson, Lufkin & Jenrette,
              3.35%, 1/3/00, (Collateralized by
              $151,638 various U.S. Government
              Securities, 0.00%-6.65%,
              2/10/00-11/4/13, market value
              $153,001)........................     150,000
  10,335    Westdeutsche Landesbank, 3.35%,
              1/3/00, (Collateralized by
              $10,588 various U.S. Government
              Securities, 6.00%-7.00%,
              4/1/05-12/1/25, market value
              $10,645).........................      10,335
 125,000    Goldman Sachs, 5.27%, 1/26/00,
              (Collateralized by $127,078
              various U.S. Government
              Securities, 0.00%-11.00%,
              1/10/00-6/15/44, market value
              $128,211)........................     125,000
 200,000    Goldman Sachs, 5.65%, 1/26/00,
              (Collateralized by $203,325
              various U.S. Government
              Securities, 0.00%-11.00%,
              1/10/00-6/15/44, market value
              $205,137)........................     200,000

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$125,000    Prudential Securities, 5.35%,
              1/26/00, (Collateralized by
              $127,781 various U.S. Government
              Securities, 0.00%-10.50%,
              5/25/00-5/1/29, market value
              $128,277)........................  $  125,000
 125,000    Goldman Sachs, 5.58%, 2/7/00,
              (Collateralized by $127,078
              various U.S. Government
              Securities, 0.00%-11.00%,
              1/10/00-6/15/44, market value
              $128,211)........................     125,000
$100,000    Goldman Sachs, 5.50%, 2/14/00,
              (Collateralized by $101,662
              various U.S. Government
              Securities, 0.00%-11.00%,
              1/10/00-6/15/44, market value
              $102,569)........................  $  100,000
 100,000    Prudential Securities, 5.59%,
              2/14/00, (Collateralized by
              $102,236 various U.S. Government
              Securities, 0.00%-7.50%,
              5/25/00-12/1/28, market value
              $102,592)........................     100,000
                                                 ----------
  Total Repurchase Agreements                     1,085,335
                                                 ----------
Total (Amortized Cost $3,154,803)(a)             $3,154,803
                                                 ==========

------------

Percentages indicated are based on net assets of $3,168,769.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Securities having interest rates that reset weekly based on the U.S. Treasury Bill auctions. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 1999
(Amounts in Thousands, except per share amounts)
(Unaudited)

                                                       INSTITUTIONAL PRIME    TREASURY ONLY     GOVERNMENT
                                                          MONEY MARKET        MONEY MARKET     MONEY MARKET
                                                              FUND                FUND             FUND
                                                       -------------------    -------------    ------------
ASSETS:
Investments, at amortized cost.......................      $2,585,280          $1,097,644       $3,154,803
Interest receivable..................................           6,989                 268           29,895
Prepaid expenses and other assets....................              --                   6               23
                                                           ----------          ----------       ----------
TOTAL ASSETS.........................................       2,592,269           1,097,918        3,184,721
                                                           ----------          ----------       ----------
LIABILITIES:
Dividends payable....................................           9,961               4,238           14,978
Accrued expenses and other payables:
  Investment advisory fees...........................             136                  67              223
  Administration fees................................              53                  22               73
  Other..............................................               3                 170              678
                                                           ----------          ----------       ----------
TOTAL LIABILITIES....................................          10,153               4,497           15,952
                                                           ----------          ----------       ----------
NET ASSETS:
Capital..............................................       2,582,116           1,093,500        3,168,829
Accumulated undistributed net realized gains (losses)
  from investment transactions.......................              --                 (79)             (60)
                                                           ----------          ----------       ----------
NET ASSETS...........................................      $2,582,116          $1,093,421       $3,168,769
                                                           ==========          ==========       ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):...       2,582,116           1,093,522        3,168,829
                                                           ==========          ==========       ==========
NET ASSET VALUE:
  Offering and redemption price per share............      $     1.00          $     1.00       $     1.00
                                                           ==========          ==========       ==========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 1999
(Amounts in Thousands)
(Unaudited)

                                                       INSTITUTIONAL PRIME    TREASURY ONLY     GOVERNMENT
                                                          MONEY MARKET        MONEY MARKET     MONEY MARKET
                                                              FUND                FUND             FUND
                                                       -------------------    -------------    ------------
INVESTMENT INCOME:
Interest income......................................        $ 4,965             $ 4,506         $73,539
Discount accretion...................................          8,915              18,874          17,735
Premium amortization.................................            (45)               (843)            (99)
Income from securities lending.......................             --                 221              54
                                                             -------             -------         -------
Total Income.........................................         13,835              22,758          91,229
                                                             -------             -------         -------
EXPENSES:
Investment advisory fees.............................            234                 372           1,361
Administration fees..................................            117                 233             851
Custodian fees.......................................             13                  11              27
Interest expense.....................................             --                  --               4
Legal and audit fees.................................              9                   2               4
Trustees' fees and expenses..........................              5                  14             111
Transfer agent fees..................................              1                   1               5
Registration and filing fees.........................             76                  77             230
Printing costs.......................................             12                   6              14
Other................................................              1                  28             150
                                                             -------             -------         -------
Total expenses before waivers........................            468                 744           2,757
Less waivers.........................................            (47)                 --              --
                                                             -------             -------         -------
Net Expenses.........................................            421                 744           2,757
                                                             -------             -------         -------
Net Investment Income................................         13,414              22,014          88,472
                                                             -------             -------         -------
REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from investment
  transactions.......................................             --(a)               11              --
                                                             -------             -------         -------
Change in net assets resulting from operations.......        $13,414             $22,025         $88,472
                                                             =======             =======         =======

------------

(a) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                         INSTITUTIONAL PRIME                    TREASURY ONLY
                                             MONEY MARKET                       MONEY MARKET
                                                 FUND                               FUND
                                  ----------------------------------   -------------------------------
                                     SIX MONTHS         APRIL 19,         SIX MONTHS          YEAR
                                        ENDED            1999 TO             ENDED            ENDED
                                    DECEMBER 31,         JUNE 30,        DECEMBER 31,       JUNE 30,
                                        1999             1999 (a)            1999             1999
                                  -----------------   --------------   -----------------   -----------
                                     (UNAUDITED)                          (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss)......................     $    13,414         $     94         $    22,014      $    38,973
  Net realized gains (losses)
    from investment
    transactions................              --               --                  11                3
                                     -----------         --------         -----------      -----------
Change in net assets resulting
  from operations...............          13,414               94              22,025           38,976
                                     -----------         --------         -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income....         (13,414)             (94)            (22,014)         (38,973)
                                     -----------         --------         -----------      -----------
Change in net assets from
  shareholder distributions.....         (13,414)             (94)            (22,014)         (38,973)
                                     -----------         --------         -----------      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...       2,323,517           40,208           1,928,560        2,888,025
  Proceeds from shares issued in
    Marquis acquisition.........              --               --                  --           69,923
  Proceeds from shares issued in
    conversion..................       1,422,362               --                  --               --
  Dividends reinvested..........           1,677               --                 801            1,884
  Cost of shares redeemed.......      (1,190,287)         (15,361)         (1,783,156)      (2,732,200)
                                     -----------         --------         -----------      -----------
Change in net assets from share
  transactions..................       2,557,269           24,847             146,205          227,632
                                     -----------         --------         -----------      -----------
Change in net assets............       2,557,269           24,847             146,216          227,635
NET ASSETS:
  Beginning of period...........          24,847               --             947,205          719,570
                                     -----------         --------         -----------      -----------
  End of period.................     $ 2,582,116         $ 24,847         $ 1,093,421      $   947,205
                                     ===========         ========         ===========      ===========
SHARE TRANSACTIONS:
  Issued........................       2,323,517           40,208           1,928,560        2,888,049
  Issued in Marquis
    acquisition.................              --               --                  --           69,923
  Issued in conversion..........       1,422,362               --                  --               --
  Reinvested....................           1,677               --                 801            1,884
  Redeemed......................      (1,190,287)         (15,361)         (1,783,156)      (2,732,202)
                                     -----------         --------         -----------      -----------
Change in shares................       2,557,269           24,847             146,205          227,654
                                     ===========         ========         ===========      ===========

                                             GOVERNMENT
                                            MONEY MARKET
                                                FUND
                                  --------------------------------
                                     SIX MONTHS           YEAR
                                        ENDED            ENDED
                                    DECEMBER 31,        JUNE 30,
                                        1999              1999
                                  -----------------   ------------
                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income
    (loss)......................     $    88,472      $    176,335
  Net realized gains (losses)
    from investment
    transactions................              --                62
                                     -----------      ------------
Change in net assets resulting
  from operations...............          88,472           176,397
                                     -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income....         (88,472)         (176,335)
                                     -----------      ------------
Change in net assets from
  shareholder distributions.....         (88,472)         (176,335)
                                     -----------      ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...       6,474,703        10,134,570
  Proceeds from shares issued in
    Marquis acquisition.........              --                --
  Proceeds from shares issued in
    conversion..................              --                --
  Dividends reinvested..........          12,085            15,516
  Cost of shares redeemed.......      (6,800,600)      (10,379,819)
                                     -----------      ------------
Change in net assets from share
  transactions..................        (313,812)         (229,733)
                                     -----------      ------------
Change in net assets............        (313,812)         (229,671)
NET ASSETS:
  Beginning of period...........       3,482,581         3,712,252
                                     -----------      ------------
  End of period.................     $ 3,168,769      $  3,482,581
                                     ===========      ============
SHARE TRANSACTIONS:
  Issued........................       6,474,703        10,134,724
  Issued in Marquis
    acquisition.................              --                --
  Issued in conversion..........              --                --
  Reinvested....................          12,085            15,516
  Redeemed......................      (6,800,600)      (10,379,973)
                                     -----------      ------------
Change in shares................        (313,812)         (229,733)
                                     ===========      ============

------------

(a) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INSTITUTIONAL PRIME
                                                                     MONEY MARKET FUND
                                                                ----------------------------
                                                                 SIX MONTHS        APRIL 19,
                                                                   ENDED            1999 TO
                                                                DECEMBER 31,       JUNE 30,
                                                                    1999           1999 (a)
                                                                ------------       ---------
                                                                (UNAUDITED )
NET ASSET VALUE, BEGINNING OF PERIOD........................     $    1.000         $ 1.000
                                                                 ----------         -------
  Investment Activities:
  Net investment income (loss)..............................          0.027           0.009
                                                                 ----------         -------
  Distributions:
  Net investment income.....................................         (0.027)         (0.009)
                                                                 ----------         -------
NET ASSET VALUE, END OF PERIOD..............................     $    1.000         $ 1.000
                                                                 ==========         =======
Total Return................................................           2.75%(b)        0.94%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $2,582,116         $24,847
  Ratio of expenses to average net assets...................           0.18%(c)        0.18%(c)
  Ratio of net investment income to average net assets......           5.64%(c)        4.73%(c)
  Ratio of expenses to average net assets *.................           0.20%(c)        0.33%(c)
  Ratio of net investment income to average net assets *....           5.62%(c)        4.58%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Period from commencement of operations.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    TREASURY ONLY MONEY MARKET FUND
                                ------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                           YEAR END JUNE 30,
                                DECEMBER 31,    --------------------------------------------------------
                                    1999          1999        1998        1997        1996        1995
                                ------------    --------    --------    --------    --------    --------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD.................     $    1.000     $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                 ----------     --------    --------    --------    --------    --------
Investment Activities:
  Net investment income
     (loss).................          0.024        0.046       0.052       0.051       0.052       0.051
                                 ----------     --------    --------    --------    --------    --------
Distributions:
  Net investment income.....         (0.024)      (0.046)     (0.052)     (0.051)     (0.052)     (0.051)
                                 ----------     --------    --------    --------    --------    --------
NET ASSET VALUE,
  END OF PERIOD.............     $    1.000     $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                 ==========     ========    ========    ========    ========    ========
Total Return................           2.40%(a)     4.69%       5.30%       5.24%       5.38%       5.22%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of
     period (000)...........     $1,093,421     $947,205    $719,570    $480,860    $415,961    $288,697
  Ratio of expenses to
     average net assets.....           0.16%(b)     0.17%       0.15%       0.15%       0.17%       0.20%
  Ratio of net investment
     income to average net
     assets.................           4.73%(b)     4.58%       5.18%       5.12%       5.23%       5.14%
  Ratio of expenses to
     average net assets *...           0.16%(b)     0.17%       0.15%       0.15%       0.17%       0.21%
  Ratio of net investment
     income to average net
     assets *...............           4.73%(b)     4.58%       5.18%       5.12%       5.23%       5.13%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    GOVERNMENT MONEY MARKET FUND
                           ------------------------------------------------------------------------------
                            SIX MONTHS
                              ENDED                             YEAR ENDED JUNE 30,
                           DECEMBER 31,    --------------------------------------------------------------
                               1999           1999          1998          1997         1996        1995
                           ------------    ----------    ----------    ----------    --------    --------
                           (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD..     $    1.000     $    1.000    $    1.000    $    1.000    $  1.000    $  1.000
                            ----------     ----------    ----------    ----------    --------    --------
Investment Activities:
  Net investment income
     (loss)............          0.026          0.050         0.055         0.053       0.055       0.053
                            ----------     ----------    ----------    ----------    --------    --------
Distributions:
  Net investment
     income............         (0.026)        (0.050)       (0.055)       (0.053)     (0.055)     (0.053)
                            ----------     ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF
  PERIOD...............     $    1.000     $    1.000    $    1.000    $    1.000    $  1.000    $  1.000
                            ==========     ==========    ==========    ==========    ========    ========
Total Return...........           2.64%(a)       5.13%         5.64%         5.43%       5.61%       5.41%
RATIOS/SUPPLEMENTARY
  DATA:
  Net assets at end of
     period (000)......     $3,168,769     $3,482,581    $3,712,252    $1,083,438    $855,613    $720,699
  Ratio of expenses to
     average net
     assets............           0.16%(b)       0.17%         0.15%         0.14%       0.18%       0.21%
  Ratio of net
     investment income
     to average net
     assets............           5.20%(b)       5.02%         5.48%         5.31%       5.46%       5.28%
  Ratio of expenses to
     average net assets
     *.................           0.16%(b)       0.17%         0.15%         0.14%       0.18%       0.22%
  Ratio of net
     investment income
     to average net
     assets *..........           5.20%(b)       5.02%         5.48%         5.31%       5.46%       5.27%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 1999
(Unaudited)

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only. The Funds are diversified mutual funds and are not offered in multiple classes.

   The Funds' investment objectives are as follows:

    FUND                                              OBJECTIVE
    ----                                              ---------
    Institutional Prime Money Market Fund             Seeks current income with liquidity and
                                                       stability of principal.
    Treasury Only Money Market Fund                   Seeks high current income with liquidity and
                                                       stability of principal with the added
                                                       assurance of a fund that does not purchase
                                                       securities that are subject to repurchase
                                                       agreements.
    Government Money Market Fund                      Seeks high current income with liquidity and
                                                       stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

     REPURCHASE AGREEMENTS

     The Institutional Prime Money Market Fund and the Government Money Market Fund may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of December 31, 1999, the following Funds had securities with the following amortized cost on loan (amounts in thousands):

                                                                 AMORTIZED     AMORTIZED
                                                                    COST          COST
                                                                     OF        OF LOANED
                                                                 COLLATERAL    SECURITIES
                                                                 ----------    ----------
   Treasury Only Money Market Fund.............................   $160,540      $156,000
   Government Money Market Fund................................    100,000        99,828

     The loaned securities were fully collateralized by U.S. government securities as of December 31, 1999.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued for both financial reporting and tax purposes using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly. Net investment income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income tax.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-four series and six classes of shares: Class I, Class A, Class B, Class C, Class S and Service Class. Currently, the Trust consists of forty-nine active funds. The Funds are each authorized to issue Class I and Class S shares only. As of December 31, 1999, there were no shareholders in Class S. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive a fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of the Treasury Only Money Market Fund and the Government Money Market Fund; and 0.10% of the average daily net assets of the Institutional Prime Money Market Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of each Fund's average daily net assets. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The One Group Services Company (the "Distributor") and the Trust are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. No compensation is paid to the Distributor for distribution services for the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor voluntarily agreed to waive a portion of their fees. For the six months ended December 31, 1999, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                                     INVESTMENT
                                                                      ADVISORY
                                                                     FEES WAIVED
                                                                     -----------
    Institutional Prime Money Market Fund.......................         $47

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

5. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated October 19, 1999. Under this agreement, the Banks provide an unsecured committed credit facility in the aggregate amount of $500 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. Interest on borrowings during the period from and including December 15, 1999 to January 17, 2000, is payable at 0.50% plus the higher of the Fed Funds Effective Rate plus 0.50% or the Fed Funds Target Rate plus 1.50%. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds.

   As of December 31, 1999, there were no loans outstanding under this agreement. During the six months ended December 31, 1999, borrowings by the Funds under the Agreement were as follows (amounts in thousands):

                                                                       AVERAGE
                                                                        AMOUNT             AVERAGE
    FUND                                                             OUTSTANDING        INTEREST RATE
    ----                                                             -----------        -------------
    Government Money Market Fund................................         $133               6.19%

   The average amount outstanding was calculated based on daily balances during the period.

6. DEFERRED TRUSTEES FEES:

   Independent Trustees of the Funds may participate in a Deferred Compensation Plan in which they may defer any or all compensation related to performance of their duties as a Trustee. All deferred compensation is paid by the Funds and invested into various One Group Mutual Funds elected by each Trustee. The Plan is fully funded and therefore, the Funds bear no additional trustee expense over and above the normal cash compensation.

7. CONVERSION OF COMMON TRUST FUNDS:

   The net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Mutual Fund. The transactions were accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of dates, shares issued, and net asset value per share issued acquired as of the conversion date (amounts in thousands, except per share amounts):

                                                                                              NET ASSET
                                                                                                VALUE
                                                                    SHARES      NET ASSETS    PER SHARE
    DECEMBER 6, 1999                                                ISSUED      CONVERTED      ISSUED
    ----------------                                                ------      ----------    ---------
    Institutional Prime Money Market Fund......................    1,422,362    $1,422,362      $1.00

8. REORGANIZATION:

   The Trust entered an Agreement and Plan of Reorganization and Liquidation ("the Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of the Marquis Funds at a special shareholder
Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 1999
(Unaudited)

   meeting. The following is a summary of shares outstanding and net assets, immediately before and after the Reorganization (amounts in thousands):

                                                                                                    AFTER
                                                               BEFORE REORGANIZATION            REORGANIZATION
                                                        ------------------------------------    --------------
                                                        MARQUIS INSTITUTIONAL     TREASURY         TREASURY
                                                                MONEY            ONLY MONEY       ONLY MONEY
                                                             MARKET FUND         MARKET FUND     MARKET FUND
                                                        ---------------------    -----------     -----------
    Shares............................................          69,923             743,308          813,231
    Net assets........................................         $69,923            $743,224         $813,147

One Group is distributed by
The One Group Services Company,
which is not affiliated with BANK
ONE CORPORATION. Banc One
Investment Advisors Corporation
serves as investment advisor to
the One Group, for which it
receives advisory fees.

Call Investor Services at
The One Group Service Center
at 1 800 480 4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.



BANC ONE
INVESTMENT
ADVISORS
CORPORATION                                                     [LOGO] BANK ONE

TOG-F-039 (2/00)